OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 19,889	$ 27,767
Service cost	13,942	16,785
Interest cost	6,562	7,305
Actuarial loss	21,678	(12,142)
Foreign exchange gain	(179)	(253)
Benefits paid	(18,961)	(19,573)
Obligation, end of fiscal year	$ 42,931	$ 19,889